SUBSIDIARY PUBLIC ISSUERS (Tables)	6 Months Ended
Jun. 30, 2020
Subsidiary Public Issuer [Abstract]
Condensed Financial Information
The following tables set forth consolidated summary financial information for our partnership, the Fincos, and BIPIC:

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2020 US$ MILLIONS	Our partnership(2)	The Fincos	BIPIC	BIPC Holdings	Subsidiaries of our partnership other than the Fincos, BIPIC, and BIPC Holdings(3)	Consolidating adjustments(4)	Our partnership consolidated

Revenues	$—	$—	$—	$—	$—	$1,946	$1,946
Net (loss) income attributable to partnership(1)	(67)	—	—	(266)	205	67	(61)

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2019
Revenues	$—	$—	$—	$—	$—	$1,685	$1,685
Net income (loss) attributable to partnership(1)	42	—	—	—	98	(42)	98

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2020
Revenues	$—	$—	$—	$—	$—	$4,142	$4,142
Net (loss) income attributable to partnership(1)	(15)	—	—	(149)	207	15	58

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2019
Revenues	$—	$—	$—	$—	$—	$3,278	$3,278
Net income (loss) attributable to partnership(1)	36	—	—	—	128	(36)	128

AS OF JUNE 30, 2020
Current assets	$—	$—	$—	$—	$—	$3,797	$3,797
Non-current assets	4,758	—	991	2,238	6,072	33,466	47,525
Current liabilities	—	—	71	—	—	4,080	4,151
Non-current liabilities	—	1,864	—	554	—	26,010	28,428
Non-controlling interests – Redeemable Partnership Units held by Brookfield	—	—	—	—	—	1,520	1,520
Non-controlling interests – Class A shares of Brookfield Infrastructure Corporation	—	—	—	—	—	576	576
Non-controlling interests – Exchange LP Units	—	—	—	—	—	12	12
Non-controlling interests – in operating subsidiaries	—	—	—	—	—	11,860	11,860
Preferred unitholders	—	—	—	—	—	935	935

AS OF DECEMBER 31, 2019
Current assets	$—	$—	$—	$—	$—	$5,841	$5,841
Non-current assets	5,983	—	889	—	8,905	34,690	50,467
Current liabilities	—	—	75	—	—	5,364	5,439
Non-current liabilities	—	1,655	—	—	—	27,037	28,692
Non-controlling interests – Redeemable Partnership Units held by Brookfield	—	—	—	—	—	2,039	2,039
Non-controlling interests – Exchange LP Units	—	—	—	—	—	18	18
Non-controlling interests – in operating subsidiaries	—	—	—	—	—	14,113	14,113
Preferred unitholders	—	—	—	—	—	935	935

1.	Includes net income attributable to non-controlling interest – Redeemable Partnership Units held by Brookfield, Exchange LP units, class A shares of BIPC, general partner and limited partners.

2.	Includes investments in all subsidiaries of our partnership under the equity method.

3.
Includes investments in all other subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.

4.
Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.